Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Interest income (Note 14)
Loans	[1]	$ 3,413	$ 3,206	$ 2,934	$ 6,619	$ 6,005
Securities	[1]	666	629	529	1,295	1,098
Securities borrowed or purchased under resale agreements	[1]	120	78	79	198	169
Deposits with banks	[1]	47	28	31	75	72
Interest income	[1]	4,246	3,941	3,573	8,187	7,344
Interest expense (Note 14)
Deposits		949	638	666	1,587	1,421
Securities sold short		88	68	62	156	118
Securities lent or sold under repurchase agreements		73	54	55	127	126
Subordinated indebtedness		35	29	28	64	63
Other		13	20	15	33	30
Interest expense		1,158	809	826	1,967	1,758
Net interest income		3,088	3,132	2,747	6,220	5,586
Non-interest income
Underwriting and advisory fees		146	148	231	294	365
Deposit and payment fees		223	214	187	437	382
Credit fees		309	322	278	631	565
Card fees		102	135	104	237	227
Investment management and custodial fees		452	445	390	897	763
Mutual fund fees		449	479	427	928	851
Insurance fees, net of claims		83	94	81	177	178
Commissions on securities transactions		106	106	120	212	223
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		286	259	178	545	391
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		16	19	22	35	58
Foreign exchange other than trading (FXOTT)		68	73	78	141	147
Income from equity-accounted associates and joint ventures		14	13	16	27	32
Other		34	59	73	93	127
Non-interest income		2,288	2,366	2,185	4,654	4,309
Total revenue		5,376	5,498	4,932	10,874	9,895
Provision for credit losses (Note 6)		303	75	32	378	179
Non-interest expenses
Employee compensation and benefits		1,746	1,747	1,598	3,493	3,162
Occupancy costs		204	204	194	408	387
Computer, software and office equipment		563	530	507	1,093	974
Communications		93	80	87	173	166
Advertising and business development		80	63	50	143	95
Professional fees		84	71	57	155	104
Business and capital taxes		28	32	27	60	58
Other		316	296	236	612	536
Non-interest expenses		3,114	3,023	2,756	6,137	5,482
Income before income taxes		1,959	2,400	2,144	4,359	4,234
Income taxes		436	531	493	967	958
Net income		1,523	1,869	1,651	3,392	3,276
Net income attributable to non-controlling interests		5	5	4	10	8
Preferred shareholders and other equity instrument holders		47	41	51	88	81
Common shareholders		1,471	1,823	1,596	3,294	3,187
Net income attributable to equity shareholders		$ 1,518	$ 1,864	$ 1,647	$ 3,382	$ 3,268
Earnings per share (in dollars) (Note 12)
Basic	[2]	$ 1.63	$ 2.02	$ 1.78	$ 3.65	$ 3.56
Diluted		1.62	2.01	1.78	3.64	3.55
Dividends per common share (in dollars)	[2]	$ 0.805	$ 0.805	$ 0.73	$ 1.61	$ 1.46

[1]	Interest income included $3.8 billion for the quarter ended April 30, 2022 (January 31, 2022: $3.5 billion; April 30, 2021: $3.2 billion) and $7.2 billion for the six months ended April 30, 2022 (April 30, 2021: $6.5 billion) calculated based on the effective interest rate method.
[2]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.